Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Finished goods	2,294	1,812	267
	2,294	1,812	267
Less: provision for impairment of inventories	—	—	—
	2,294	1,812	267

During the six months ended June 30, 2025 and 2026, the Company recorded provision for impairment of inventories of nil and nil for the obsolete inventories in cost of revenues, respectively.